LEASES - Contractual Undiscounted Cash Flows (Details)	Sep. 30, 2019 CAD ($)
Disclosure Of Leases [Line Items]
Gross lease liabilities	$ 11,694,652
Less than one year
Disclosure Of Leases [Line Items]
Gross lease liabilities	1,256,198
Later than one year and not later than three years
Disclosure Of Leases [Line Items]
Gross lease liabilities	2,277,880
Later than three years and not later than five years
Disclosure Of Leases [Line Items]
Gross lease liabilities	880,573
More than Five Years
Disclosure Of Leases [Line Items]
Gross lease liabilities	$ 7,280,001